Loans Receivable (excluding Covered Loans) Loans Receivable by Geographic Location (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 8,299,074	$ 8,777,106
Ratio of loans by geographic location to total loans	100.00%
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,218,878	6,551,837
Ratio of loans by geographic location to total loans	74.80%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Single Family Residential [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,720,997
Ratio of loans by geographic location to total loans	32.60%
Percentage of loans by geographic area as a percentage of loan type	43.80%
Single Family Residential [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,003,289
Ratio of loans by geographic location to total loans	12.10%
Percentage of loans by geographic area as a percentage of loan type	16.10%
Single Family Residential [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	419,202
Ratio of loans by geographic location to total loans	5.10%
Percentage of loans by geographic area as a percentage of loan type	6.70%
Single Family Residential [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	465,420
Ratio of loans by geographic location to total loans	5.60%
Percentage of loans by geographic area as a percentage of loan type	7.50%
Single Family Residential [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	633,860
Ratio of loans by geographic location to total loans	7.60%
Percentage of loans by geographic area as a percentage of loan type	10.20%
Single Family Residential [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	502,585
Ratio of loans by geographic location to total loans	6.10%
Percentage of loans by geographic area as a percentage of loan type	8.10%
Single Family Residential [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	182,375
Ratio of loans by geographic location to total loans	2.20%
Percentage of loans by geographic area as a percentage of loan type	2.90%
Single Family Residential [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	151,178
Ratio of loans by geographic location to total loans	1.80%
Percentage of loans by geographic area as a percentage of loan type	2.40%
Single Family Residential [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	139,972
Ratio of loans by geographic location to total loans	1.70%
Percentage of loans by geographic area as a percentage of loan type	2.30%
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	700,673	697,351
Ratio of loans by geographic location to total loans	8.50%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Multi Family Housing [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	220,819
Ratio of loans by geographic location to total loans	2.70%
Percentage of loans by geographic area as a percentage of loan type	31.50%
Multi Family Housing [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	299,839
Ratio of loans by geographic location to total loans	3.60%
Percentage of loans by geographic area as a percentage of loan type	42.80%
Multi Family Housing [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,343
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.00%
Multi Family Housing [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	31,417
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	4.50%
Multi Family Housing [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	59,993
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	8.60%
Multi Family Housing [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	59,445
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	8.50%
Multi Family Housing [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,284
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	2.00%
Multi Family Housing [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,835
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Multi Family Housing [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,698
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.70%
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	200,692	307,230
Ratio of loans by geographic location to total loans	2.40%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land, Acquisition and Development [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	114,852
Ratio of loans by geographic location to total loans	1.40%
Percentage of loans by geographic area as a percentage of loan type	57.20%
Land, Acquisition and Development [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	17,013
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	8.50%
Land, Acquisition and Development [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land, Acquisition and Development [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	8,457
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	4.20%
Land, Acquisition and Development [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	19,463
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	9.70%
Land, Acquisition and Development [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,656
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	7.30%
Land, Acquisition and Development [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	22,909
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	11.40%
Land, Acquisition and Development [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,342
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.70%
Land, Acquisition and Development [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	163,146	186,840
Ratio of loans by geographic location to total loans	2.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land, Consumer Lot Loans [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	80,332
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	49.20%
Land, Consumer Lot Loans [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	33,152
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	20.30%
Land, Consumer Lot Loans [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land, Consumer Lot Loans [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	16,251
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	10.00%
Land, Consumer Lot Loans [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,090
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	8.60%
Land, Consumer Lot Loans [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	11,576
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	7.10%
Land, Consumer Lot Loans [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,178
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.20%
Land, Consumer Lot Loans [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	998
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Land, Consumer Lot Loans [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,569
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.00%
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	279,851	256,384
Ratio of loans by geographic location to total loans	3.30%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction, Custom [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	168,463
Ratio of loans by geographic location to total loans	2.00%
Percentage of loans by geographic area as a percentage of loan type	60.10%
Construction, Custom [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	45,784
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	16.40%
Construction, Custom [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction, Custom [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,421
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.40%
Construction, Custom [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	18,687
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	6.70%
Construction, Custom [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	26,803
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	9.60%
Construction, Custom [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,135
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.10%
Construction, Custom [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,373
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.30%
Construction, Custom [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,185
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	140,459	169,712
Ratio of loans by geographic location to total loans	1.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction, Speculative [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	89,983
Ratio of loans by geographic location to total loans	1.10%
Percentage of loans by geographic area as a percentage of loan type	63.90%
Construction, Speculative [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	18,441
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	13.10%
Construction, Speculative [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction, Speculative [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	10,886
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	7.80%
Construction, Speculative [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,720
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.40%
Construction, Speculative [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,305
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.10%
Construction, Speculative [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,345
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.70%
Construction, Speculative [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.40%
Construction, Speculative [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	779
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	303,442	315,915
Ratio of loans by geographic location to total loans	3.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial Real Estate Portfolio Segment [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	238,446
Ratio of loans by geographic location to total loans	2.90%
Percentage of loans by geographic area as a percentage of loan type	78.50%
Commercial Real Estate Portfolio Segment [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	13,744
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	4.50%
Commercial Real Estate Portfolio Segment [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial Real Estate Portfolio Segment [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	882
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.30%
Commercial Real Estate Portfolio Segment [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial Real Estate Portfolio Segment [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	496
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial Real Estate Portfolio Segment [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	49,399
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	16.30%
Commercial Real Estate Portfolio Segment [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	475
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial Real Estate Portfolio Segment [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	109,332	83,070
Ratio of loans by geographic location to total loans	1.30%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial and Industrial Loans [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	101,278
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	92.60%
Commercial and Industrial Loans [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	745
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.70%
Commercial and Industrial Loans [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	219
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial and Industrial Loans [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	118
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Commercial and Industrial Loans [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,972
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.40%
Commercial and Industrial Loans [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	67,509	92,624
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Consumer Portfolio Segment [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	65,140
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	96.50%
Consumer Portfolio Segment [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,369
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	3.50%
Consumer Portfolio Segment [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	115,092	116,143
Ratio of loans by geographic location to total loans	1.50%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Home Equity Line of Credit [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	74,049
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	64.40%
Home Equity Line of Credit [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,484
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.50%
Home Equity Line of Credit [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Home Equity Line of Credit [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,423
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	4.70%
Home Equity Line of Credit [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,559
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.70%
Home Equity Line of Credit [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,001
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.20%
Home Equity Line of Credit [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	15,438
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	13.40%
Home Equity Line of Credit [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Home Equity Line of Credit [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	138
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,874,359
Ratio of loans by geographic location to total loans	46.60%
OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,438,746
Ratio of loans by geographic location to total loans	17.40%
Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	427,290
Ratio of loans by geographic location to total loans	5.20%
IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	548,157
Ratio of loans by geographic location to total loans	6.60%
ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	757,591
Ratio of loans by geographic location to total loans	9.10%
UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	625,985
Ratio of loans by geographic location to total loans	7.60%
NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	311,404
Ratio of loans by geographic location to total loans	3.80%
TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	167,201
Ratio of loans by geographic location to total loans	1.90%
NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 148,341
Ratio of loans by geographic location to total loans	1.80%